Document and Entity Information	Sep. 28, 2026
Cover [Abstract]
Entity Registrant Name	PIMCO Asset-Based Lending Co LLC
Amendment Flag	false
Entity Central Index Key	0002073537
Document Type	8-K
Document Period End Date	Sep. 28, 2026
Entity Incorporation State Country Code	DE
Entity File Number	000-56764
Entity Tax Identification Number	33-4188434
Entity Address, Address Line One	650 Newport Center Drive
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	(949)
Local Phone Number	720-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false